Financial instruments - valuation - hierarchy of liabilities (Details) - Recurring - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of liabilities
Liabilities	£ 236,157	£ 223,810
Deposits
Fair value of liabilities
Liabilities	44,069	51,000
Debt securities in issue
Fair value of liabilities
Liabilities	1,408	1,762
Short positions
Fair value of liabilities
Liabilities	26,779	21,187
Derivatives
Fair value of liabilities
Liabilities	160,705	146,879
Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities	1,607	2,258
Other deposits
Fair value of liabilities
Liabilities	796
Subordinated liabilities
Fair value of liabilities
Liabilities	793	724
Level 1
Fair value of liabilities
Liabilities	19,045	15,565
Level 1 | Short positions
Fair value of liabilities
Liabilities	19,045	15,565
Level 2
Fair value of liabilities
Liabilities	216,218	206,928
Level 2 | Deposits
Fair value of liabilities
Liabilities	44,062	50,944
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	1,408	1,703
Level 2 | Short positions
Fair value of liabilities
Liabilities	7,734	5,622
Level 2 | Derivatives
Fair value of liabilities
Liabilities	159,818	145,818
Level 2 | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities	1,607	2,117
Level 2 | Other deposits
Fair value of liabilities
Liabilities	796
Level 2 | Subordinated liabilities
Fair value of liabilities
Liabilities	793	724
Level 3
Fair value of liabilities
Liabilities	894	1,317	£ 1,957
Level 3 | Deposits
Fair value of liabilities
Liabilities	7	56
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities		59
Level 3 | Derivatives
Fair value of liabilities
Liabilities	£ 887	1,061
Level 3 | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities		£ 141